iDirect Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2025

	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
INVESTMENT INTERESTS - 95.78%

CO-INVESTMENTS (a) - 65.65%

SYNDICATED CO-INVESTMENTS - 9.26%
Durational Consumer SPV IV GP, L.P. *	Americas	$ 2,251,179	$ -	0.00%	2/8/2022
Independence Energy Investors L.P. (b)	Americas	-	-	0.00%	2/26/2018
KKR Atlantic Co-Invest L.P. *	Americas	10,000,000	10,987,719	0.90%	7/22/2022
KKR Banff Co-Invest L.P.	Americas	10,000,000	20,870,973	1.71%	9/28/2018
KKR Byzantium Infrastructure Co-Invest L.P.	Europe	4,196,320	6,954,526	0.57%	10/3/2017
KKR Cape Co-Invest L.P. *	Americas	6,113,330	6,605,642	0.54%	11/12/2021
KKR Enterprise Co-Invest AIV B L.P. *	Americas	257,674	267,248	0.02%	7/14/2020
KKR Gamma Co-Invest L.P. *	Americas	310,738	109,910	0.01%	8/29/2022
KKR Inception Co-Invest, L.P. *	Europe	11,920,253	18,320,302	1.51%	1/3/2023
KKR Olympus Co-Invest, L.P. *	Europe	5,170,423	6,209,940	0.51%	10/18/2022
KKR Pegasus Co-Invest L.P. *	Europe	5,098,500	7,688,293	0.63%	7/7/2022
KKR Renovate Co-Invest L.P. *	Asia	5,000,000	4,841,166	0.40%	3/21/2022
KKR Sigma Co-Invest L.P. *	Europe	7,500,000	9,121,542	0.75%	6/11/2018
KKR Sprint Co-Invest L.P. *	Europe	3,153,447	(59,595)	0.00%	9/27/2022
LC Sports Pte. Ltd. (c) *	Asia	2,282,797	8,553	0.00%	11/2/2018
Nutraceutical Investco LP (c) *	Americas	2,563,029	1,840,648	0.15%	7/15/2019
Uno Co-Invest L.P. *	Americas	4,950,000	17,038,051	1.40%	6/7/2017
WestCap Hopper 2021 Co-Invest, LLC (c) *	Americas	1,591,667	1,974,025	0.16%	9/23/2021
TOTAL SYNDICATED CO-INVESTMENTS		82,359,357	112,778,943	9.26%

DIRECT ACCESS CO-INVESTMENTS - 56.39%
KKR Prosvasi 2022 AIV, L.P. (b)	Americas	15,067,153	22,932,725	1.88%	3/10/2023
KKR Prosvasi 2022, L.P. *	Global	145,839,377	171,181,627	14.05%	10/26/2022
Vista Prosvasi 2023, L.P. *	Americas	197,911,539	237,735,982	19.52%	7/20/2023
Vista Equity Partners Hubble, L.P. *	Americas	22,409,206	38,795,037	3.19%	2/27/2025
Warburg Pincus Prosvasi 2023 (Cayman), L.P. *	Global	49,497,034	61,940,323	5.09%	8/9/2023
Warburg Pincus Prosvasi 2023 (E&P), L.P. (b) *	Americas	4,441,918	4,760,672	0.39%	8/9/2023
Warburg Pincus Prosvasi 2023, L.P. *	Global	100,102,255	144,254,189	11.85%	8/9/2023
WP TGI Co-Investment, L.P. (c) *	Americas	5,026,852	5,157,599	0.42%	7/16/2025
TOTAL DIRECT ACCESS CO-INVESTMENTS		540,295,334	686,758,154	56.39%

TOTAL CO-INVESTMENTS		622,654,691	799,537,097	65.65%

INVESTMENT FUNDS (a) - 29.94%

PRIMARY INVESTMENTS - 17.15%
Bridge Growth Partners (Parallel), L.P. (c) *	Americas	391,455	617,857	0.05%	2/23/2016
KKR Americas Fund XII L.P.	Americas	55,594,313	85,759,505	7.04%	3/31/2017
KKR Asian Fund III L.P.	Asia	42,777,470	58,851,735	4.83%	3/31/2017
KKR European Fund IV L.P. *	Europe	2,956,346	3,289,203	0.27%	12/17/2015
KKR European Fund V (USD) SCSp	Europe	25,346,641	29,380,577	2.41%	11/5/2018
KKR Health Care Strategic Growth Fund L.P.	Americas	11,972,628	14,709,039	1.21%	8/4/2017
KKR Next Generation Technology Growth Fund II SCSp (b)	Global	4,304,341	5,491,340	0.45%	7/11/2019
L Catterton Asia 3 LP (c) *	Asia	2,479,205	1,717,529	0.14%	12/4/2018
Oak Hill Capital Partners IV, L.P. (c) *	Americas	319,002	5,375	0.00%	3/31/2017
Providence Strategic Growth Europe L.P. (b)(c) *	Europe	1,083,740	1,365,639	0.11%	11/11/2019
RB Equity Fund II-A, L.P. (c) *	Americas	984,991	1,675,253	0.14%	12/3/2018
The Resolute Fund IV, L.P. (c)	Americas	561,346	1,284,868	0.11%	9/28/2018
Warburg Pincus (Callisto) Global Growth (Cayman) 14, L.P.(c) *	Global	1,088,885	1,311,381	0.11%	8/25/2023
Warburg Pincus Global Growth 14 (Chai), L.P. (c)*	Global	313,750	415,366	0.03%	8/16/2024
Warburg Pincus Global Growth 14 (E&P)-1, L.P. (c) *	Global	112,016	121,293	0.01%	8/25/2023
Warburg Pincus Global Growth 14, L.P. (c)	Global	2,088,719	2,881,625	0.24%	8/25/2023
TOTAL PRIMARY INVESTMENTS		152,374,848	208,877,585	17.15%

SECONDARY INVESTMENTS - 12.79%
AEA EXC CF LP (c) *	Americas	4,898,815	5,387,964	0.44%	8/11/2022
Bain Capital Empire Holdings, L.P. (c) *	Americas	4,402,604	4,618,979	0.38%	10/28/2022
Charles River Partnership XIII, L.P. (c) *	Americas	20,604	147,005	0.01%	6/29/2018
Eurazeo Capital IV A SCSp (c) *	Europe	2,221,968	1,791,867	0.15%	1/28/2019
Eurazeo Capital IV D SCSp (c) *	Europe	923,029	29,918	0.00%	1/28/2019
Foundation Capital V, L.P. (c) *	Americas	3,410	70,681	0.01%	6/29/2018
Foundation Capital VI, L.P. (c) *	Americas	126,608	209,484	0.02%	6/29/2018
Foundation Capital VII, L.P. (c) *	Americas	418,264	777,289	0.06%	6/29/2018
Foundation Capital VIII, L.P. (c)	Americas	715,531	3,445,920	0.28%	6/29/2018
GA Continuity Fund I, L.P. (c)	Americas	4,467,018	6,029,727	0.50%	6/22/2021
Icon Partners V, L.P. (c) *	Americas	4,805,978	6,549,600	0.54%	12/22/2021
KKR Asian Fund L.P. *	Asia	1,757,641	15,306	0.00%	12/29/2016

iDirect Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
SECONDARY INVESTMENTS (Continued) - 9.35%
KKR Asian Fund (Ireland III MIT) I L.P. *	Asia	$ 1,088,708	$ -	0.00%	12/29/2016
KKR Asian Fund II Private Investors Offshore, L.P. (c)	Asia	3,207,185	694,922	0.06%	9/30/2017
KKR China Growth Fund, L.P. *	Asia	2,921,764	-	0.00%	6/29/2018
KKR European Fund III, Limited Partnership	Europe	1,511,425	-	0.00%	12/31/2015
KKR Gaudi Investors L.P.	Europe	8,626,190	7,339,912	0.60%	5/4/2017
KKR Indigo Equity Partners A L.P. (b) *	Americas	15,448,244	19,721,350	1.62%	6/8/2022
KKR Lending Partners II L.P. (b)	Americas	900,587	135,938	0.01%	3/31/2017
KKR North America Fund XI L.P. (b) *	Americas	15,664,705	9,090,162	0.75%	10/29/2015
KKR North America Fund XI (Wave) L.P. (b) *	Americas	1,158,120	-	0.00%	10/29/2015
KKR Real Estate Partners Americas II L.P.	Americas	11,876,050	5,487,510	0.45%	5/31/2018
L Catterton VIII Offshore, L.P. (b)(c) *	Americas	3,139,178	2,944,739	0.24%	9/27/2019
Lime Rock Partners IV AF, L.P. (c) *	Americas	34,113	470,886	0.04%	6/21/2018
Menlo Ventures X LP (c) *	Americas	2,493,985	130,034	0.01%	12/31/2017
Menlo Ventures XI LP (c) *	Americas	4,951,686	992,027	0.08%	12/31/2017
Pegasus WSJLL Fund, L.P. (c) *	Americas	5,292,880	6,294,807	0.52%	12/14/2021
Pueblo Co-Invest-A LP (c) *	Americas	2,556,924	4,512,385	0.37%	6/25/2019
RB Equity Fund I-A LP (c) *	Americas	3,488,714	6,918,394	0.57%	12/31/2018
The Resolute II Continuation Fund, L.P. (c)	Americas	865,543	724,112	0.06%	8/31/2018
Vista Equity Partners Fund IV (Parallel), L.P. (c) *	Global	25,748,884	41,431,074	3.40%	11/17/2025
Vista Foundation Fund II-A, L.P. (c) *	Americas	9,496,246	14,824,974	1.22%	11/17/2025
Warburg Pincus XI (Asia), L.P. (c) *	Asia	4,548,046	1,618,828	0.13%	9/30/2017
WP DVT, L.P. (c) *	Americas	2,118,000	2,850,167	0.23%	3/11/2022
Yorktown Energy Partners VIII, L.P. (b)(c)	Americas	477,288	-	0.00%	9/30/2018
Yorktown Energy Partners IX, L.P. (b)(c)	Americas	282,223	90,924	0.01%	9/30/2018
Yorktown Energy Partners X, L.P. (b)(c)	Americas	419,985	356,009	0.03%	9/30/2018
TOTAL SECONDARY INVESTMENTS		153,078,143	155,702,894	12.79%

TOTAL INVESTMENT FUNDS		305,452,991	364,580,479	29.94%

EQUITY INVESTMENTS - 0.19%

PREFERRED STOCKS (a) - 0.19%
Financial - 0.13%
New York Digital Investment Group, LLC (b)(c) *	Americas	2,000,000	1,637,409	0.13%	2/25/2022

Information Technology - 0.06%
InvestX DSF Holdings XXIII LLC (c) *	Americas	2,081,170	782,303	0.06%	2/16/2022

TOTAL EQUITY INVESTMENTS		4,081,170	2,419,712	0.19%

TOTAL INVESTMENT INTERESTS		932,188,852	1,166,537,288	95.78%

SHORT-TERM INVESTMENT - 6.82%

MONEY MARKET FUND - 6.82%	Shares
Fidelity Government Portfolio - Institutional Class 3.71%^	838,664	838,664	838,664	0.07%
Fidelity Treasury Portfolio - Class I 3.66%^ (b)	82,153,423	82,153,423	82,153,423	6.75%
TOTAL SHORT-TERM INVESTMENTS		$ 82,992,087	$ 82,992,087	6.82%

TOTAL INVESTMENTS - 102.60% (Cost - $ 1,015,180,939) (d)			$ 1,249,529,375
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.60%)			(31,701,873)
NET ASSETS - 100.00%			$ 1,217,827,502

* Non-income producing.
^ Yield disclosed is the seven day effective yield as of December 31, 2025.
(a) Securities restricted to resale represents $1,166,537,288 or 95.78% of net assets.
(b) All or part of these investments are holdings of iDPE Subsidiary, LLC, a wholly-owned subsidiary of the Fund.
(c) The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.
(d) The fair value of total investments consists of the following regions (excluding short-term investments):

	Cost	Fair Value	% of Net Assets
Americas	$ 457,322,493	$ 578,328,907	47.49%
Asia	66,062,816	67,748,039	5.55%
Global	329,095,261	429,028,218	35.23%
Europe	79,708,282	91,432,124	7.51%
Total Investments	$ 932,188,852	$ 1,166,537,288	95.78%